Debt Securities	12 Months Ended
Dec. 31, 2024
Disclosure of Unsubordinated Debt Securities Outstanding [Abstract]
Debt Securities

NOTE 27. DEBT SECURITIES
The following is a breakdown of the Global Programs for the Issuance of Debt securities outstanding:

Company	Authorized Amount(*)		Type of Debt Securities	Program Term	Approval Date by Shareholders’ Meeting	CNV Approval
Grupo Financiero Galicia S.A.	US$	100,000	Simple debt securities not convertible into shares	5 years	03.09.09 confirmed on 08.02.12	Resolution No. 16113 dated 04.29.09 and extended by Resolution No. 17343 dated 05.08.14, Provision No. DI-2019-63-APN-GE#CNV dated 08.06.19 and Provision No. DI-2024-47-APN-GE#CNV dated 06.18.24. Authorization of Increase, Resolution No. 17,064 dated 04.25.13
Banco de Galicia y Buenos Aires S.A.U.	US$	2,100,000	Simple debt securities, not convertible into shares, subordinated or not, to be adjusted or not, secured or unsecured.	5 years	04.28.05, 04.14.10, 04.29.15, 11.09.16 and 04.28.20	Resolution No. 15228 dated 11.04.05 and extended through Resolution No. 16454 dated 11.11.10 and Resolution No. 17883 dated 11.20.15 and Resolution No. DI-2020-53-APN-GE#CNV dated 11.24.20. Increase of the amount approved by Resolutions No. 17883 dated 11.20.15, No. 18081 dated 06.10.16, No. 18480 dated 01.26.17 and No. 19520 dated 05.17.18
Banco de Galicia y Buenos Aires S.A.U.	US$	1,000,000	Simple debt securities not convertible into shares	—	04.25.19	Frequent Issuer Registration No. 11, granted by Resolution No. RESCFC-2019-2055-APN-DIR#CNV, dated 11.13.19 of CNV´s Board of Directors. Decrease in the amount approved by resolution No. DI-2023-23-APN-GE#CNV dated 05.24.23. Increase in the amount approved by resolution No. DI-2024-23-APN-GE#CNV dated 04.26.24.
Tarjeta Naranja S.A.U.	US$	1,000,000	Simple debt securities, not convertible into shares	5 years	03.08.12	Resolution No. 15220 dated 07.14.05 and extended through Resolution No. 17676 dated 05.21.15 and No. DI2020-20-APNGE#CNV dated 03.18.20. Increase of the amount approved by Resolutions No. 15.361 dated 03.23.06, 15.785 dated 11.16.07, 16.571 dated 05.24.11, 16.822 dated 05.23.12 and 19.508 dated 05.10.18
Tarjeta Naranja S.A.U.	US$	250,000	Simple debt securities, not convertible into shares	—	05.19.22	Frequent Issuer Registration, granted by Resolution No.DI-2022-39-APN-GE#CNV, dated 07.22.22 of CNV´s Board of Directors
(*) Or its equivalent in any other currency.
The Company has the following Unsubordinated Debt securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2024, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate	Book Value(*) as of 12.31.24
Banco de Galicia y Bs.As. S.A.U.	09.17.24	Ps.	XIV	44,640,963	6 months	05.08.25	Badlar + 4.50%	49,237,385
Banco de Galicia y Bs.As. S.A.U.	09.17.24	Ps.	XV	42,106,850	6 months	03.31.25	Badlar + 3.95%	50,411,430
Banco de Galicia y Bs.As. S.A.U.	12.02.24	Ps.	XVIII	23,476,247	147 days	04.30.25	3.00%	25,062,331
Banco de Galicia y Bs.As. S.A.U.	12.20.24	Ps.	XX	35,088,750	12 months	12.27.25	Tamar + 2.70%	34,776,605
Tarjeta Naranja S.A.U.	02.05.24	Ps.	LXI	35,000,000	366 days	02.05.25	Badlar + 3.50%	39,366,856
Tarjeta Naranja S.A.U.	08.26.24	Ps.	LXII	35,000,000	270 days	05.23.25	Badlar + 5.50%	32,631,030
Banco de Galicia y Bs.As. S.A.U.	10.03.24	US$	XVI	325,000	48 months	10.10.28	7.75%	365,522,460
Banco de Galicia y Bs.As. S.A.U.	11.01.24	US$	XVII	83,478	177 days	04.30.25	2.00%	92,525,950
Banco de Galicia y Bs.As. S.A.U.	12.02.24	US$	XIX	97,749	6 months	06.04.25	4.25%	108,666,563
Tarjeta Naranja S.A.U.	11.26.24	US$	LXIII	179,163	367 days	11.28.25	6.25%	199,252,580
Total								997,453,190
(*)    It includes principal and interest.
On June 21, 2018, Banco de Galicia y Buenos Aires S.A.U. issued the “Green Bond” which was entirely acquired by the International Finance Corporation. The Green Bond is a 7-year facility, with interest payable every six months. The Green Bond has a 36-month grace period in respect of the repayment of principal, followed by payments in 9 installments due every six months. As of December 31, 2024, the carrying amount of the Green Bond totals Ps.7,582,816, and it amounted to Ps.36,732,499 as of December 31, 2023.
On December 6, 24, Grupo Financiero Galicia S.A. issued a Negotiable Obligation without public offering in favor of HSBC Latin America B.V. for the amount of US$81,158 (Ps.90,975,964), which was cancelled on February 13, 2025, with the proceeds of the capital increase (See Notes 31 and 54).
The Company has the following Unsubordinated Debt Securities outstanding issued under the Global Programs detailed in the table above as of December 31, 2023, net of repurchases of Own Debt:

Company	Placement Date	Currency	Class N°	Face Value	Term	Maturity Date	Rate	Book Value(*) as of 12.31.23
Tarjeta Naranja S.A.U.	01.31.22	Ps.	LI Serie II	3,284,942	730 days	01.31.24	Badlar + 6.00%	6,508,945
Tarjeta Naranja S.A.U.	04.07.22	Ps.	LIII Serie II	4,192,612	730 days	04.07.24	Badlar + 5.25%	8,808,157
Tarjeta Naranja S.A.U.	07.05.22	Ps.	LIV Serie II	4,779,859	730 days	07.05.24	Badlar + 4.99%	14,600,241
Tarjeta Naranja S.A.U.	08.09.22	Ps.	LV Serie II	10,141,234	548 days	02.09.24	Badlar + 3.00%	14,648,626
Tarjeta Naranja S.A.U.	02.03.23	Ps.	LVII	12,512,200	365 days	02.03.24	Badlar + 4.50%	26,312,159
Tarjeta Naranja S.A.U.	04.27.23	Ps.	LVIII	12,214,678	366 days	04.27.24	Badlar + 5.00%	10,973,076
Tarjeta Naranja S.A.U.	07.27.23	Ps.	LIX	12,072,087	366 days	07.27.24	Badlar + 5.00%	29,497,346
Tarjeta Naranja S.A.U.	11.03.23	Ps.	LX	27,381,323	366 days	11.03.24	Badlar + 5.00%	56,654,197
Tarjeta Naranja S.A.U.	03.22.22	US$	LII	7,500	770 days	04.30.24	5%	14,466,515
Total								182,469,262
(*)    It includes principal and interest.
The repurchases of Own Debt securities as of the indicated dates are as follows:

Company	ON Class	Nominal Value as of 12.31.24	Book Value(*) as of 12.31.24
Banco de Galicia y Bs.As. S.A.U.	XIV	1,700,000	2,009,480
Banco de Galicia y Bs.As. S.A.U.	XV	330,000	424,380
Banco de Galicia y Bs.As. S.A.U.	XVI	311	424,643
Banco de Galicia y Bs.As. S.A.U.	XVII	1,231	1,617,398
Banco de Galicia y Bs.As. S.A.U.	XIX	881	1,150,977
Banco de Galicia y Bs.As. S.A.U.	XX	2,250,000	2,442,805
Tarjeta Naranja S.A.U.	LXI	854,376	1,049,130
Tarjeta Naranja S.A.U.	LXII	1,027,871	1,163,427
Tarjeta Naranja S.A.U.	LXIII	848	1,107,952
Total			11,390,192
(*)    It includes principal and interest.

Company	ON Class	Nominal Value as of 12.31.23	Book Value(*) as of 12.31.23
Tarjeta Naranja S.A.U.	LI Serie II	97,911	277,526
Tarjeta Naranja S.A.U.	LIII Serie II	50,000	152,600
Tarjeta Naranja S.A.U.	LIV Serie II	83,000	252,957
Tarjeta Naranja S.A.U.	LV Serie II	50,000	136,937
Tarjeta Naranja S.A.U.	LVII	50,000	138,899
Tarjeta Naranja S.A.U.	LVIII	49,625	141,540
Tarjeta Naranja S.A.U.	LIX	2,026,702	5,791,335
Tarjeta Naranja S.A.U.	LX	7,665,541	21,521,279
Total			28,413,073
(*) It includes principal and interest.
Related-party information is disclosed in Note 51.